Materials, energy and consumables used (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Materials, energy and consumables used
Cost of raw materials	R 78,030	R 79,774	R 66,928
Cost of energy and other consumables used in production process	12,079	10,815	9,678
Materials, energy and consumables used	R 90,109	R 90,589	R 76,606
North America
Materials, energy and consumables used
Percentage of increase (decrease) in materials, energy and consumables used	34.90%
Rest of the world
Materials, energy and consumables used
Percentage of increase (decrease) in materials, energy and consumables used	(5.40%)